UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	February 10, 2008
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	112

Form 13F Information Table Value Total:	$330,377


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      342     5950 SH       OTHER                                      5950
AFLAC Inc.                     COM              001055102    14053   306564 SH       SOLE                   167666            138898
                                                              1951    42562 SH       OTHER                     600             41962
Abbott Labs                    COM              002824100      229     4285 SH       SOLE                                       4285
                                                               363     6800 SH       OTHER                                      6800
Adobe Sys Inc Com              COM              00724F101     3221   151300 SH       SOLE                    43000            108300
                                                                81     3800 SH       OTHER                    1000              2800
Allergan Inc.                  COM              018490102      282     7000 SH       SOLE                                       7000
                                                               198     4900 SH       OTHER                                      4900
America Movil-ADR Ser L        COM              02364W105      243     7850 SH       OTHER                    1300              6550
Apple, Inc.                    COM              037833100     8226    96380 SH       SOLE                    45725             50655
                                                               811     9500 SH       OTHER                     400              9100
Autoliv Inc Com                COM              052800109     2956   137750 SH       SOLE                    15000            122750
                                                               111     5150 SH       OTHER                                      5150
Avery Dennison Corp            COM              053611109       99     3020 SH       SOLE                     1420              1600
                                                               332    10150 SH       OTHER                                     10150
BP PLC Spons ADR               COM              055622104      130     2772 SH       SOLE                                       2772
                                                               595    12726 SH       OTHER                     492             12234
Bank of America Corp           COM              060505104      174    12350 SH       SOLE                     5800              6550
                                                               148    10525 SH       OTHER                     425             10100
Berkley WR Corp                COM              084423102    14739   475454 SH       SOLE                   245097            230357
                                                              1875    60486 SH       OTHER                                     60486
Best Buy Inc                   COM              086516101     7184   255550 SH       SOLE                   126650            128900
                                                               810    28825 SH       OTHER                    1000             27825
CVS Caremark Corp              COM              126650100    10990   382403 SH       SOLE                   189957            192446
                                                              1568    54567 SH       OTHER                                     54567
Celgene Corp                   COM              151020104     3980    72000 SH       SOLE                    24800             47200
                                                                75     1350 SH       OTHER                     800               550
Charles Schwab Corp (New)      COM              808513105      258    15947 SH       SOLE                    15947
Chevron Corp                   COM              166764100     3387    45794 SH       SOLE                    24262             21532
                                                              2631    35569 SH       OTHER                     576             34993
Cisco Systems                  COM              17275R102     8895   545708 SH       SOLE                   283038            262670
                                                              1032    63318 SH       OTHER                    2198             61120
Coca Cola Co                   COM              191216100      110     2440 SH       SOLE                                       2440
                                                               163     3600 SH       OTHER                                      3600
ConocoPhillips                 COM              20825C104      207     4000 SH       OTHER                                      4000
Costco Wholesale               COM              22160K105    10604   201975 SH       SOLE                   103800             98175
                                                              1457    27744 SH       OTHER                     550             27194
Covidien Ltd Com               COM              G2552X108     9817   270900 SH       SOLE                   140775            130125
                                                              1373    37900 SH       OTHER                     800             37100
Dentsply Intl Inc New          COM              249030107    11692   414025 SH       SOLE                   215050            198975
                                                              1820    64450 SH       OTHER                    1000             63450
Disney Walt Co Del             COM              254687106     6640   292650 SH       SOLE                   102700            189950
                                                               875    38556 SH       OTHER                    1800             36756
Exxon Mobil Corp               COM              30231G102      613     7684 SH       SOLE                     4880              2804
                                                              1038    13008 SH       OTHER                                     13008
First Solar Inc.               COM              336433107      276     2000 SH       SOLE                     1075               925
                                                               131      950 SH       OTHER                                       950
Genentech, Inc.                COM              368710406     3823    46115 SH       SOLE                    22250             23865
                                                               719     8675 SH       OTHER                                      8675
General Elec Co                COM              369604103      317    19550 SH       SOLE                     7200             12350
                                                               738    45548 SH       OTHER                                     45548
Goldman Sachs Group Com        COM              38141G104     5194    61550 SH       SOLE                    32750             28800
                                                               331     3925 SH       OTHER                     250              3675
Google, Inc.                   COM              38259P508     8490    27595 SH       SOLE                    13780             13815
                                                               603     1960 SH       OTHER                     125              1835
Int'l Bus Mach                 COM              459200101      551     6548 SH       OTHER                     288              6260
Intel Corp                     COM              458140100     1223    83440 SH       SOLE                     6700             76740
                                                               647    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     5921   248900 SH       SOLE                   127300            121600
                                                               393    16500 SH       OTHER                                     16500
JPMorgan Chase & Co            COM              46625H100      255     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    11683   195270 SH       SOLE                   124105             71165
                                                              2131    35620 SH       OTHER                     600             35020
L-3 Communications Hldgs Inc.  COM              502424104     7022    95175 SH       SOLE                    26600             68575
                                                               568     7700 SH       OTHER                                      7700
Lincoln National Corp          COM              534187109     3525   187079 SH       SOLE                    91650             95429
                                                               433    22975 SH       OTHER                                     22975
McDonalds Corp                 COM              580135101      299     4800 SH       OTHER                                      4800
Microsoft Corp                 COM              594918104       17      850 SH       SOLE                      200               650
                                                               214    11000 SH       OTHER                                     11000
Nestle SA Spons ADR (For Reg)  COM              641069406    11309   289337 SH       SOLE                   168650            120687
                                                              1859    47575 SH       OTHER                    1300             46275
Nokia Corp Sponsored ADR       COM              654902204       23     1500 SH       SOLE                                       1500
                                                               165    10550 SH       OTHER                                     10550
Paccar Inc                     COM              693718108      102     3550 SH       SOLE                                       3550
                                                               309    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    11130   203214 SH       SOLE                   101605            101609
                                                              2128    38859 SH       OTHER                     600             38259
Pfizer Inc                     COM              717081103      560    31594 SH       OTHER                                     31594
Procter & Gamble Co.           COM              742718109      446     7207 SH       SOLE                     2700              4507
                                                              1223    19785 SH       OTHER                     620             19165
Qualcomm Inc.                  COM              747525103      215     6000 SH       OTHER                                      6000
Quanta Services Inc            COM              74762E102     4229   213600 SH       SOLE                    85000            128600
                                                               316    15950 SH       OTHER                    1300             14650
Royal Dutch Shell PLC Spons AD COM              780259206     2636    49800 SH       SOLE                    47600              2200
                                                               598    11300 SH       OTHER                                     11300
Schlumberger Ltd               COM              806857108     7459   176200 SH       SOLE                    90150             86050
                                                               642    15175 SH       OTHER                     600             14575
Siemens AG Spons ADR           COM              826197501     8490   112075 SH       SOLE                    60925             51150
                                                               917    12100 SH       OTHER                                     12100
Southwestern Energy Co         COM              845467109    12614   435400 SH       SOLE                   217900            217500
                                                              1250    43150 SH       OTHER                    1900             41250
Sunpower Corp Cl A             COM              867652109     4061   109745 SH       SOLE                    36900             72845
                                                               556    15025 SH       OTHER                     600             14425
Telefonica SA - Spons ADR      COM              879382208    12366   183500 SH       SOLE                    95100             88400
                                                              1367    20282 SH       OTHER                     500             19782
Teva Pharmaceutical Inds ADR   COM              881624209    14117   331620 SH       SOLE                   174875            156745
                                                              2290    53800 SH       OTHER                     900             52900
Thermo Fisher Scientific, Inc. COM              883556102     9690   284415 SH       SOLE                   148325            136090
                                                              1129    33125 SH       OTHER                     700             32425
Transocean Ltd.                COM              H8817H100      132     2800 SH       SOLE                     2250               550
                                                               129     2724 SH       OTHER                                      2724
United Technologies            COM              913017109      428     7980 SH       OTHER                     330              7650
Verisign Inc. Com.             COM              92343E102     5235   274350 SH       SOLE                   149750            124600
                                                               462    24200 SH       OTHER                                     24200
Vestas Wind Systems A/S OrdF   COM              5964651       2624    44470 SH       SOLE                    22890             21580
                                                               589     9975 SH       OTHER                                      9975
Visa, Inc. Cl A                COM              92826C839     3453    65825 SH       SOLE                    59075              6750
                                                               367     7000 SH       OTHER                     700              6300
Wells Fargo & Co               COM              949746101     8347   283130 SH       SOLE                   130980            152150
                                                               537    18210 SH       OTHER                     640             17570